CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Ordinary [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Statutory reserve [Member]	Retained earnings [Member]	Subscription receivable [Member]	Total China Digital TV Holding Co., Ltd Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2014		$ 102,027	$ 30	$ 35,639	$ 25,509	$ 17,977	$ 22,307		$ 101,462	$ 565
Beginning Balance (in shares) at Dec. 31, 2014			59,705,570
Share-based compensation		118		106					106	12
Appropriation for statutory reserve						384	(384)
Exercise of stock option		700		700					700
Exercise of stock option (in shares)			468,427
Capital injection by noncontrolling interest		2,272		1,531					1,531	741	[1]
Acquisition of noncontrolling interest		(47)		12					12	(59)	[2]
Net income (loss)		628					1,528		1,528	(900)
Foreign currency translation adjustment		(3,892)			(3,859)				(3,859)	(33)
Ending Balance at Dec. 31, 2015		101,806	$ 30	37,988	21,650	18,361	23,451		101,480	326
Ending Balance (in shares) at Dec. 31, 2015			60,173,997
Share-based compensation		4,886		4,591					4,591	295
Appropriation for statutory reserve						1	(1)
Exercise of stock option		68		68					68
Exercise of stock option (in shares)			111,090
Special cash dividend to shareholders		(12,038)					(12,038)		(12,038)
Capital injection by noncontrolling interest		12,732		2,704					2,704	10,028	[3]
Share subscription receivables of Cyber Cloud	[3]	(596)						(596)	(596)
Acquisition of noncontrolling interest		(626)		(78)					(78)	(548)	[4]
Disposal of discontinued operations		(22,888)			(16,685)	(18,274)	18,274		(16,685)	(6,203)
Net income (loss)		45,379					45,418		45,418	(39)
Foreign currency translation adjustment		(5,652)			(5,254)				(5,254)	(398)
Ending Balance at Dec. 31, 2016		$ 123,071	$ 30	45,273	(289)	88	75,104	(596)	119,610	3,461
Ending Balance (in shares) at Dec. 31, 2016		60,285,087	60,285,087
Share-based compensation		$ 1,025		756					756	269
Appropriation for statutory reserve						8	(8)
Exercise of stock option		3,787	$ 2	3,785					3,787
Exercise of stock option (in shares)			3,223,569
Subscription receivable from exercise of stock option		(364)						(364)	(364)
Special cash dividend to shareholders		(95,263)		(20,009)			(75,254)		(95,263)
Foreign currency translation adjustment of subscription receivable of Cyber Cloud		(41)			0			(41)	(41)
Net income (loss)		(4,099)					(3,068)		(3,068)	(1,031)
Foreign currency translation adjustment		866			719				719	147
Ending Balance at Dec. 31, 2017		$ 28,982	$ 32	$ 29,805	$ 430	$ 96	$ (3,226)	$ (1,001)	$ 26,136	$ 2,846
Ending Balance (in shares) at Dec. 31, 2017		63,508,656	63,508,656

[1]	In June 2015, Beijing Gehua CATV Network Co., Ltd. (“Gehua”) made a capital contribution of RMB13.9 million (equivalent to $2,272) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $1,531 and $741 from this capital injection, respectively.
[2]	In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel in consideration of RMB0.3 million (equivalent to $47). As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively. The Group’s additional paid-in capital was increased by $12 and noncontrolling interest was decreased by $59 from this transaction.
[3]	In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Shibo Qihang, representing 80% and 20% of the equity interest in Shibo Qihang, respectively. In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection. In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988. In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively. In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016. The capital injection was transferred to a current deposit account of Cyber Cloud in January 2017.
[4]	In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Quanda in consideration of RMB4.35 million (equivalent to $626). As a result of the completion of this transaction, Shibo Qihang became a wholly owned subsidiary of the Group. The Group’s additional paid-in capital and noncontrolling interest were decreased by $78 and $548 from this acquisition, respectively.